Pay vs Performance Disclosure - USD ($)	12 Months Ended
	May 27, 2023	May 28, 2022	May 29, 2021
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table

PAY VERSUS PERFORMANCE

As required by Section 953(a) of the Dodd-Frank Wall Street Reform and Consumer Protection Act and Item 402(v) of Regulation S-K (“PvP Rules”) we are providing information regarding the relationship between executive compensation and our financial performance. In determining the Compensation Actually Paid (“CAP”) to our named executive officers, we are required to make various adjustments to amounts that are reported in the Summary Compensation Table (“SCT”), as the SEC’s valuation methods for this section differ from those required in the Summary Compensation Table.

For additional information on how the Company aligns executive compensation with Company performance, see Elements of Executive Compensation ─ Annual Cash Incentive Compensation.

The table below summarizes compensation values both reported in our Summary Compensation Table, as well as the adjusted values as required by the PvP Rules for fiscal 2023, fiscal 2022 and fiscal 2021.

			Average Summary	Average	Value of Initial Fixed $100
			Compensation	Compensation	Investment Based on:
	Summary Compensation	Compensation	Table Total For	Actually Paid to
	Table Total	Actually Paid	Non-PEO Named	Non-PEO Named	Total	Peer Group Total
Year	for PEO	to PEO	Executive Officers	Executive Officers	Shareholder Return	Shareholder Return	Net Income	Revenue

2023	$1,725,932	$2,394,545	$734,117	$1,045,432	$449	$119	$22,333,000	$262,658,000
2022	1,368,106	2,060,566	643,663	978,487	356	134	17,927,000	224,620,000
2021	1,230,517	1,655,892	553,821	755,588	213	178	1,655,000	176,937,000

Mr. Edward J. Richardson served as the Principal Executive Officer (“PEO”) for fiscal 2023, fiscal 2022 and fiscal 2021. The Other Non-PEO Named Executive Officers (“non-PEO - NEOs”) for fiscal 2023, fiscal 2022 and fiscal 2021 included: Ms. Wendy S. Diddell, Mr. Gregory J. Peloquin, Mr. Robert J. Ben and Mr. Jens Rupert.

A reconciliation of the total compensation reported in the Summary Compensation Table to the Compensation Actually Paid for fiscal 2023, fiscal 2022 and fiscal 2021 for the Company's Principal Executive Officer follows:

	Fiscal Year
	2023	2022	2021

Total Compensation, Summary Compensation Table	$1,725,932	$1,368,106	$1,230,517
Deduction for amounts reported under the Stock Awards column in the SCT	(312,000)	(153,200)	(85,200)
Deduction for Amounts Reported under the Option Awards column in the SCT	(108,800)	(30,000)	(9,800)
Fair value of unvested Stock Options granted in fiscal year	108,800	30,000	9,800
Fair value of unvested Stock Award granted in fiscal year	347,800	279,800	171,000
Change in Fair Value of outstanding unvested Options and Stock Awards granted in prior fiscal years	517,530	418,897	227,235
Change in Fair Value of outstanding unvested Options and Stock Awards granted in prior fiscal years that vest during the fiscal year	115,283	146,963	112,340
Compensation Actually Paid	$2,394,545	$2,060,566	$1,655,892

A reconciliation of the total compensation reported in the Summary Compensation Table to the Compensation Actually Paid for fiscal 2023, fiscal 2022 and fiscal 2021 for the Company's Non-PEO Named Executive Officers follows:

	Fiscal Year
	2023	2022	2021

Average Compensation, Summary Compensation Table	$734,117	$643,663	$553,821
Deduction for amounts reported under the Stock Awards column in the SCT	(107,250)	(90,963)	(50,588)
Deduction for amounts reported under the Option Awards Column in the SCT	(68,000)	(15,563)	(5,084)
Fair value of unvested Stock Options granted in fiscal year	68,000	15,563	5,084
Fair value of unvested Stock Award granted in fiscal year	119,556	166,131	101,531
Change in Fair Value of outstanding unvested Options and Stock Awards granted in prior fiscal years	231,152	195,838	104,659
Change in Fair Value of outstanding unvested Options Stock Awards granted in prior fiscal years that vest during the fiscal year	67,857	63,817	46,165
Average of Compensation Actually Paid	$1,045,432	$978,487	$755,588

Named Executive Officers, Footnote

Mr. Edward J. Richardson served as the Principal Executive Officer (“PEO”) for fiscal 2023, fiscal 2022 and fiscal 2021. The Other Non-PEO Named Executive Officers (“non-PEO - NEOs”) for fiscal 2023, fiscal 2022 and fiscal 2021 included: Ms. Wendy S. Diddell, Mr. Gregory J. Peloquin, Mr. Robert J. Ben and Mr. Jens Rupert.

PEO Total Compensation Amount	$ 1,725,932,000	$ 1,368,106,000	$ 1,230,517,000
PEO Actually Paid Compensation Amount	$ 2,394,545,000	2,060,566,000	1,655,892,000
Adjustment To PEO Compensation, Footnote

A reconciliation of the total compensation reported in the Summary Compensation Table to the Compensation Actually Paid for fiscal 2023, fiscal 2022 and fiscal 2021 for the Company's Principal Executive Officer follows:

	Fiscal Year
	2023	2022	2021

Total Compensation, Summary Compensation Table	$1,725,932	$1,368,106	$1,230,517
Deduction for amounts reported under the Stock Awards column in the SCT	(312,000)	(153,200)	(85,200)
Deduction for Amounts Reported under the Option Awards column in the SCT	(108,800)	(30,000)	(9,800)
Fair value of unvested Stock Options granted in fiscal year	108,800	30,000	9,800
Fair value of unvested Stock Award granted in fiscal year	347,800	279,800	171,000
Change in Fair Value of outstanding unvested Options and Stock Awards granted in prior fiscal years	517,530	418,897	227,235
Change in Fair Value of outstanding unvested Options and Stock Awards granted in prior fiscal years that vest during the fiscal year	115,283	146,963	112,340
Compensation Actually Paid	$2,394,545	$2,060,566	$1,655,892

Non-PEO NEO Average Total Compensation Amount	$ 734,117,000	643,663,000	553,821,000
Non-PEO NEO Average Compensation Actually Paid Amount	$ 1,045,432,000	978,487,000	755,588,000
Adjustment to Non-PEO NEO Compensation Footnote

A reconciliation of the total compensation reported in the Summary Compensation Table to the Compensation Actually Paid for fiscal 2023, fiscal 2022 and fiscal 2021 for the Company's Non-PEO Named Executive Officers follows:

	Fiscal Year
	2023	2022	2021

Average Compensation, Summary Compensation Table	$734,117	$643,663	$553,821
Deduction for amounts reported under the Stock Awards column in the SCT	(107,250)	(90,963)	(50,588)
Deduction for amounts reported under the Option Awards Column in the SCT	(68,000)	(15,563)	(5,084)
Fair value of unvested Stock Options granted in fiscal year	68,000	15,563	5,084
Fair value of unvested Stock Award granted in fiscal year	119,556	166,131	101,531
Change in Fair Value of outstanding unvested Options and Stock Awards granted in prior fiscal years	231,152	195,838	104,659
Change in Fair Value of outstanding unvested Options Stock Awards granted in prior fiscal years that vest during the fiscal year	67,857	63,817	46,165
Average of Compensation Actually Paid	$1,045,432	$978,487	$755,588

Compensation Actually Paid vs. Total Shareholder Return

The following chart sets forth the relationship between Compensation Actually Paid to our PEO, the average of Compensation Actually Paid to our Non-PEO NEOs, the Company’s cumulative TSR and the Russell Microcap Technology’s (peer group) TSR for fiscal 2023, fiscal 2022 and fiscal 2021.

CAP vs. TSR Compensation Actually Paid Total Shareholder Return $3,000,000 $2,500,000 $2,000,000 $1,500,000 $1,000,000 $500,000 $0 $500 $450 $400 $350 $300 $250 $200 $150 $100 $50 $0 2021 2022 2023 PEO CAP NEO CAP Company TSR Peer Group TSR

Compensation Actually Paid vs. Net Income

The following chart sets forth the relationship between Compensation Actually Paid to our PEO, the average of Compensation Actually Paid to our Non-PEO NEOs, and our Net Income for fiscal 2023, fiscal 2022 and fiscal 2021.

CAP vs. Net Income Compensation Actually Paid $3,000,000 $2,500,000 $2,000,000 $1,500,000 $1,000,000 $500,000 $0 Net Income (dollars in millions) $25,000,000 $20,000,000 $15,000,000 $10,000,000 $5,000,000 $0 2021 2022 2023 PEO CAP NEO CAP Net Income

Compensation Actually Paid vs. Company Selected Measure

The following chart sets forth the relationship between Compensation Actually Paid to our PEO, the average of Compensation Actually Paid to our Non-PEO NEOs, and our Revenue for fiscal 2023, fiscal 2022 and fiscal 2021.

CAP vs. Revenue Compensation Actually Paid $3,000,000 $2,500,000 $2,000,000 $1,500,000 $1,000,000 $500,000 $0 Revenue (dollars in millions) $3,000,000 $2,500,000 $2,000,000 $1,500,000 $1,000,000 $500,000 $0 2021 2022 2023 PEO CAP NEO CAP Revenue

Total Shareholder Return Vs Peer Group

The following chart compares the Company’s cumulative TSR and the Russell Microcap Technology’s (peer group) TSR for fiscal 2023, fiscal 2022 and fiscal 2021.

Company vs. Peer Group $500 $450 $400 $350 $300 $250 $200 $150 $100 $50 $0 2021 2022 2023 Company TSR Peer Group TSR

Tabular List, Table

The most important metrics we use to determine compensation which is discussed in the Compensation Discussion and Analysis within the section of Elements of Executive Compensation are as follows:

•
Operating income
•
Revenue
•
Cash and investing activity targets

Total Shareholder Return Amount	$ 449	356	213
Peer Group Total Shareholder Return Amount	119	134	178
Net Income (Loss)	$ 22,333,000	$ 17,927,000	$ 1,655,000
Company Selected Measure Amount	262,658,000	224,620,000	176,937,000
PEO Name	Mr. Edward J. Richardson	Mr. Edward J. Richardson	Mr. Edward J. Richardson
Non Peo Name	Ms. Wendy S. Diddell, Mr. Gregory J. Peloquin, Mr. Robert J. Ben and Mr. Jens Rupert	Ms. Wendy S. Diddell, Mr. Gregory J. Peloquin, Mr. Robert J. Ben and Mr. Jens Rupert	Ms. Wendy S. Diddell, Mr. Gregory J. Peloquin, Mr. Robert J. Ben and Mr. Jens Rupert
Measure:: 1
Pay vs Performance Disclosure
Name	Operating income
Measure:: 2
Pay vs Performance Disclosure
Name	Revenue
Measure:: 3
Pay vs Performance Disclosure
Name	Cash and investing activity targets
PEO | Deduction for Amounts Reported Under the Stock Awards Column in the SCT [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (312,000,000)	$ (153,200,000)	$ (85,200,000)
PEO | Deduction for Amounts Reported Under Option Awards Column in the SCT [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(108,800,000)	(30,000,000)	(9,800,000)
PEO | Fair Value of Unvested Stock Options Granted in Fiscal Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	108,800,000	30,000,000	9,800,000
PEO | Fair Value of Unvested Stock Award Granted in Fiscal Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	347,800,000	279,800,000	171,000,000
PEO | Change in Fair Value of Outstanding Unvested Options and Stock Awards Granted in Prior Fiscal Years [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	517,530,000	418,897,000	227,235,000
PEO | Change in Fair Value of Outstanding Unvested Options and Stock Awards Granted in Prior Fiscal Years that Vest During the Fiscal Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	115,283,000	146,963,000	112,340,000
Non-PEO NEO | Deduction for Amounts Reported Under the Stock Awards Column in the SCT [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(107,250,000)	(90,963,000)	(50,588,000)
Non-PEO NEO | Deduction for Amounts Reported Under Option Awards Column in the SCT [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(68,000,000)	(15,563,000)	(5,084,000)
Non-PEO NEO | Fair Value of Unvested Stock Options Granted in Fiscal Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	68,000,000	15,563,000	5,084,000
Non-PEO NEO | Fair Value of Unvested Stock Award Granted in Fiscal Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	119,556,000	166,131,000	101,531,000
Non-PEO NEO | Change in Fair Value of Outstanding Unvested Options and Stock Awards Granted in Prior Fiscal Years [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	231,152,000	195,838,000	104,659,000
Non-PEO NEO | Change in Fair Value of Outstanding Unvested Options and Stock Awards Granted in Prior Fiscal Years that Vest During the Fiscal Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 67,857,000	$ 63,817,000	$ 46,165,000